Provisions for pensions and similar obligations	12 Months Ended
Dec. 31, 2017
Provisions for pensions and similar obligations [Abstract]
Provisions for pensions and similar obligations

23. Provisions for pensions and similar obligations

On December 31, 2017 the balance of provisions for pension funds and similar obligations totaled R$3.923.457 (2016 - R$2,710,627 and 2015 - R$2,696,653).

ia. Supplemental Pension Plan

Banco Santander and its subsidiaries sponsor the closed pension entities for the purpose of granting pensions and supplementary pensions over those granted by the Social Security, as defined in the basic regulations of each plan.

I) Banesprev - Fundo Banespa de Seguridade Social (Banesprev)

- Plan I: defined benefit plan fully sponsored by Banco Santander, it covers employees hired after May 22, 1975 called Participants Recipients, and those hired until May 22, 1975 called Participants Aggregates, who are also entitled to death benefits. This plan is closed to new entrants since March 28, 2005.

- Plan II: defined benefit plan, constituted from July 27, 1994, effective of the new text of the Statute and Regulations of the Basic Plan II, Plan I participants who chose the new plan began to contribute to the rate of 44.9% stipulated by the actuary for funding each year, introduced in April 2012 extraordinary cost to the sponsor and participants, as agreed with the PREVIC - Superintendence of Pension Funds, due to deficit in the plan. This plan is closed to new entrants since June 3, 2005.

- Plan V: defined benefit plan fully sponsored by Banco Santander, it covers employees hired until May 22, 1975, closed and paid off.

- Supplemental Pension Plan Pré 75: defined benefit plan was created in view of the privatization of Banespa and is managed by Banesprev and offered only to employees hired before May 22, 1975, which its effective date is January 1, 2000. This plan is closed to new entrants  since April 28, 2000.

- Plan III: variable contribution plan, for employees hired after May 22,1975, previously served by the Plans I and II. This plan receives contributions from the sponsor and the participants. The benefits are in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefit, if paid as monthly income for life. Plan is closed to new entrants since September 1, 2005.

- Plan IV: variable contribution plan, designed for employees hired as of November 27, 2000, in which the sponsor only contributes to the risk benefits and administrative expenses. In this plan the benefit is set in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefits in the form of monthly income for life, in whole or in part of the benefit. The risk benefits of the plan are in defined benefit. This plan is closed to new entrants  since July 23, 2010.

- Three plans (DCA, DAB and CACIBAN): additional retirement and former employees associated pension, arising from the process of acquisition of the former Banco Meridional, established under the defined benefit plan. The plans are closed to new participants.

- Plan Sanprev I: defined benefit plan, established on September 27, 1979, covering employees enrolled in the plan sponsor and it is in process of extinction since June 30, 1996.

- Plan Sanprev II: plan that provides insurance risk, pension supplement temporary, disability retirement annuity and the supplemental death and sickness allowance and birth, including employees enrolled in the plan sponsor and is funded solely by sponsors through monthly contributions, as indicated by the actuary. This plan is closed to new entrants  since March 10, 2010.

- Plan Sanprev III: variable contribution plan covering employees of the sponsors who made the choice to contribute, by contribution freely chosen by participants from 2% of their salary. That the benefit plan is a defined contribution during the contribution and defined benefit during the receipt of the benefit, being in the form of monthly income for life, in whole or in part of the benefit. This plan is closed to new entrants since March 10, 2010.

II) Sanprev - Santander Associação de Previdência (Sanprev)

Closed-End Private Pension Entity (EFPC) that used to manage three benefit plans, 2 in the Defined Benefit modality and 1 in the modality of Variable Contribution, whose process of management transfer of these plans to Banesprev occurred in January 2017. At the stage of requesting the process of closure of the operating permit with PREVIC.

III) Bandeprev - Bandepe Previdência Social (Bandeprev)

Defined benefit plan, sponsored by Banco Bandepe and Banco Santander, managed by Bandeprev. The plans are divided into basic plan and special retirement supplement plan, with different eligibility requirements, contributions and benefits by subgroups of participants. The plans are closed to new entrants since 1999 for Banco Bandepe's employees and for others since 2011.

IV) Other Plan

SantanderPrevi - Sociedade de Previdência Privada (SantanderPrevi): it´s a closed-end private pension entity with the purpose of constitution and implementation of social security pension plans, complementary to the social security contribution, in the form of actual legislation.

The Retirement Plan of SantanderPrevi is the only structured as Defined Contribution and open to new members, with contributions shared between sponsors and plan participants. The appropriate values by the sponsors in the year of 2017 was R$86,449 (2016 - R$87,603).

It has 10 cases of lifetime income with benefits arising from the previous plan.

ii. Health and Dental Care Plan

• Cabesp - Caixa Beneficente dos Funcionários do Banco do Estado de São Paulo S.A.

Entity that covers health and dental care expenses of employees hired until Banespa privatization in 2000, as defined in the entity's bylaws.

• HolandaPrevi's Retirees (current corporate name of SantanderPrevi)

For the health care plan Retirement has lifetime nature and is a closed group. In his termination the employee should have completed 10 years of employment with Banco Real and 55 years of age. In this case it was offered the continuity of health care plan where the employee pays 70% and the Bank pays 30% of the monthly payment. This rule lasted until December, 2002 and after this period that the employee got terminated with the status Retired Holandaprevi, he pays 100% of the health plan monthly payment.

• Former employees of Banco Real S.A. (retiree by Circulars)

It grants entitlement to healthcare to former employees of Banco Real, with lifetime benefit it was granted in the same condition as the active employee, in this case, with the same coverage and plan design.

Eligible only for basic plans and premium apartment, if the beneficiary chooses for the apartment plan he pays the difference between the plans plus the co-participation in the basic plan. Not allowed new additions of dependents. It is subsidized in 90% of the plan.

• Bandeprev's retirees

Health care plan granted to Bandeprev's retirees as a lifetime benefit, for which Banco Santander is responsible for subsidizing 50% of the benefits of employees retired until November 27, 1998. For whom retired after this date, the subsidy is 30%.

• Directors with Lifetime Benefits (Lifetime Directors)

Lifetime health care benefit granted to a small closed group of former directors coming from Banco Sudameris, being 100% subsidized by the Bank.

• Free Clinic

Health care plan (free clinic) is offered for a lifetime to retirees who have contributed to the Foundation Sudameris for at least 25 years and has difference in default if the user chooses apartment. The plan is only offered in standard infirmary where the cost is 100% of the Foundation Sudameris.

• Life insurance for Banco Real's retirees

For Retirees from Circulars: indemnity in case of Natural Death, Disease Disability, Accidental Death. The subsidy is 45.28% of the value. This benefit is also granted to retirees Fundação Sudameris where cost is 100% of the retired. It is a closed group.

Additionally, it is assured to retired employees, since they meet to certain legal requirements and fully pay their respective contributions, the right to be maintaining as a beneficiary of the Banco Santander health plan, in the same conditions for healthcare coverage, taken place during their employment contract. Banco Santander provisions related to this retired employees are calculated using actuarial based in the present value of the current cost.

iii. Actuarial Techniques

The amount of the defined benefit obligations was determined by independent actuaries using the following actuarial techniques:

• Valuation method:

Projected unit credit method, which uses each year of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.

• Nominal discount rate for actuarial obligation and calculation of interest on assets:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans - 9.53% (2016 - 10.9% and 2015 - 12.3%).

- Cabesp, Law 9,656 and others obligations - 9.65% (2014 -  10.8% and 2014 - 12.03%).

• Estimated long-term inflation rate:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans - 4.0% (2016 - 4.5% and 2015 - 4.5%).

• Estimate salary increase rate:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev Básico and Other Plans - 5.0% (2016 - 5.0% and 2015 - 5.0%).

The funding status of the defined benefit obligations in 2017 and in the last 2 years are as follows:

Thousand of reais	2017	2016	2015

Present value of the obligations - Post-employment plans:
To current employees	796,243	770,423	753,697
Vested obligations to retired employees	21,205,366	19,998,703	16,772,102
	22,001,609	20,769,126	17,525,799

Less:
Fair value of plan assets	20,689,637	20,116,916	16,275,269
Unrecognized assets (1)	(1,090,682)	(969,162)	(963,031)
Provisions - Post-employment plans, net	2,402,654	1,621,372	2,213,561

Present value of the obligations - Other similar obligations:
To current employees	228,107	200,009	315,474
Vested obligations to retired employees	4,815,654	4,046,480	5,719,260
	5,043,761	4,246,489	6,034,734

Less:
Fair value of plan assets	3,721,147	3,310,895	5,673,071
Unrecognized assets (1)	-	-	(121,429)
Provisions - Other similar obligations, net	1,322,614	935,594	483,092

Total provisions for pension plans, net	3,725,268	2,556,966	2,696,653
Of which:
Actuarial provisions	3,923,457	2,710,627	2,696,653
Actuarial assets (note 16)	198,189	153,661	-

(1) Refers to fully funded plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

Thousand of reais	Post-Employment Plans
	2017	2016	2015

Staff costs - Current service costs (note 41)	14,605	15,416	20,560
Interest and similar income and expenses - Interest cost (net) (notes 33 and 34)	70,429	120,524	187,650
Interest and similar income and expenses - Interest on unrecognized assets (notes 33 and 34)	105,832	117,981	95,652
Other movements	5,323	4,355	(2,607)
Total	196,189	258,276	301,255

Thousand of reais	Other Similar Obligations
	2017	2016	2015

Staff costs - Current service costs (note 41)	5,476	9,064	10,740
Interest and similar income and expenses - Interest cost (net) (notes 33 and 34)	99,575	38,064	124,469
Interest and similar income and expenses - Interest on unrecognized assets (notes 33 and 34)	-	14,608	-
Other movements	-	55,943	27
Total	105,051	117,679	135,236

The changes in the present value of the accrued defined benefit obligations were as follows:

Thousand of reais	Post-Employment Plans
	2017	2016	2015

Present value of the obligations at beginning of year	20,769,126	17,525,799	17,891,352
Current service cost (Note 41)	14,605	15,416	20,560
Interest cost	2,170,639	2,046,949	1,877,942
Benefits paid	(1,834,681)	(1,679,794)	(1,530,082)
Actuarial (gains)/losses	871,308	2,844,733	(753,155)
Others	10,612	16,023	19,182
Present value of the obligations at end of year	22,001,609	20,769,126	17,525,799

Thousand of Reais	Other Similar Obligations
	2017	2016	2015

Present value of the obligations at beginning of year	4,246,489	6,034,734	6,077,521
Current service cost (Note 41)	5,476	9,064	10,740
Interest cost	447,653	703,874	653,206
Benefits paid	(339,538)	(465,029)	(421,429)
Actuarial (gains)/losses	683,681	1,330,371	(285,304)
Other (1)	-	(3,366,525)	-
Present value of the obligations at end of year	5,043,761	4,246,489	6,034,734

(1) In the fourth quarter of 2016, Banco Santander updated the procedures for recognizing its obligations to the entity CABESP, in accordance with its bylaws, which establishes the coverage of medical costs in the equality of proportion between associates and sponsor.

The changes in the fair value of the plan assets were as follows:

Thousand of reais	Post-Employment Plans
	2017	2016	2015

Fair value of plan assets at beginning of year	20,116,916	16,275,269	16,067,029
Interest (Expense) Income	2,100,211	1,926,424	1,690,293
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	268,309	1,589,517	(297,461)
Contributions/(surrenders)	38,883	2,001,806	298,198
Of which:
By the Bank	27,439	1,985,722	279,111
By plan participants	11,444	16,084	19,087
Benefits paid	(1,834,682)	(1,676,116)	(1,482,914)
Exchange differences and other items	-	16	124
Fair value of plan assets at end of year	20,689,637	20,116,916	16,275,269

Thousand of reais	Other Similar Obligations
	2017	2016	2015

Fair value of plan assets at beginning of year	3,310,895	5,673,071	4,906,977
Interest (Expense) Income	348,078	665,811	528,737
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	303,504	718,628	581,755
Contributions/(surrenders)	61,803	-	52,894
Of which:
By the Bank	61,803	-	52,894
Benefits paid	(303,133)	(3,746,615)	(397,292)
Fair value of plan assets at end of year	3,721,147	3,310,895	5,673,071

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses:

Thousand of reais	Post-Employment Plans
	2017	2016	2015
Experience Plan	686,204	(696,910)	(1,299,660)
Changes in Financial Assumptions	(1,557,689)	(2,135,189)	2,049,061
Changes in Financial Demographic	146	(12,773)	-
Gain (Loss) Actuarial - Obligation	(871,339)	(2,844,872)	749,401
Return on Investment, Return Unlike Implied Discount Rate	270,158	1,589,446	(297,271)
Gain (Loss) Actuarial - Asset	270,158	1,589,446	(297,271)
Changes in Surplus Uncollectible	(15,690)	-	-

Thousand of reais	Other Similar Obligations
	2017	2016	2015
Experience Plan	(303,396)	(1,116,845)	(433,550)
Changes in Financial Assumptions	(380,285)	(537,952)	718,854
Changes in Financial Demographic	-	(379)	-
Gain (Loss) Actuarial - Obligation	(683,681)	(1,655,176)	285,304
Return on Investment, Return Unlike Implied Discount Rate	303,504	718,628	581,755
Gain (Loss) Actuarial - Asset	303,504	718,628	581,755

The experience adjustments arising from plan assets and liabilities are shown bellow:

Thousand of reais	Post - Employment Plans
	2017	2016	2015

Experience in Net Assets Adjustments	268,309	1,589,517	(297,461)

	Other Similar Obligations
In thousand of reais	2017	2016	2015

Experience in Net Assets Adjustments	303,504	718,628	581,755

The amounts of actuarial obligation of defined benefit plans uninsured and defined benefit plans partially or totally covered are shown below:

Thousand of reais	2017	2016	2015

Defined benefit plans uninsured	701,551	826,963	878,550
Defined benefit plans partially or totally covered	26,343,818	22,734,017	23,090,769

In 2018 the Bank expects to make contributions to fund these obligations for amounts similar to those made in 2017.

The main categories of plan assets as a percentage of total plan assets are as follows:

	2017	2016	2015

Equity instruments	4.60%	1.00%	0.48%
Debt instruments	94.70%	98.16%	98.54%
Properties	0.35%	0.30%	0.28%
Other	0.35%	0.54%	0.70%

The expected return on plan assets was determined on the basis of the market expectations for returns over the duration of the related obligations.

The actual return on plan assets was R$3,021,950 (2016 - R$4,900,380 and 2015 - R$2,503,610).

The following table shows the estimated benefits payable on December 31, 2017 for the next ten years:

Thousand of reais

2018	2,003,227
2019	2,076,856
2020	2,149,325
2021	2,221,682
2022	2,291,726
2023 to 2027	12,431,279
Total	23,174,095

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. A change of one percentage point in the medical care cost rates would have the effects as follows:

Thousand of Reais
	Sensitivity
	(+) 1,0%	(-) 1,0%
Effect on current service cost and interest on actuarial liabilities	57,001	(63,510)
Effects on present value of obligation	597,410	(665,700)

 The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	11.26
Banesprev Plans II	11.51
Banesprev Plans III	9.03
Banesprev Plans IV	13.86
Banesprev Plans V	8.82
Banesprev Pre-75	9.57
Sanprev I	6.46
Sanprev II	10.94
Sanprev III	9.46
Bandeprev Basic	9.46
Bandeprev Special I	6.75
Bandeprev Special II	6.61
SantanderPrevi	7.20
CACIBAN / DAB / DCA	6,87 / 5,82 / 6,41

Plans	Other Similar Obligations

Cabesp	13.02
Law 9656	-
Bandepe	14.47
Free Clinic	10.88
Lifetime officers	8.49
Circulars (1)	12,4 e 10,15
Life Insurance	7.64

(1) The duration 12.91 refers to the plan of Former Employees of Banco ABN Amro and 10.05 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

		2017		2016		2015
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	9.5%	9.7%	10.9%	10.8%	12.3%	12.0%
Rate Calculation of Interest Under Assets to the Next Year	9.5%	9.7%	10.9%	10.8%	12.3%	12.0%
Estimated Long-term Inflation Rate	4.0%	4.0%	4.5%	4.5%	4.5%	4.5%
Estimated Salary Increase Rate	5.0%	5.0%	5.0%	5.0%	5.0%	5.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

(1) For Banesprev II, V and Pré 75 plans.

(2) For Cabesp plans.